                                                           [ZURICH COMPANY LOGO]






















                               Zurich Money Funds
                                      2000


















    Semiannual Report to Shareholders for the Period Ended January 31, 2000

TABLE OF CONTENTS

------------------------------------------------------------------------
SUBJECT                                                         PAGE
------------------------------------------------------------------------
 FUND OBJECTIVES                                                  1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  5
------------------------------------------------------------------------
 PERFORMANCE REVIEW                                               6
------------------------------------------------------------------------
 TERMS TO KNOW                                                    8
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                            9
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        10
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            30
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            34
------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                   37
------------------------------------------------------------------------

FUND OBJECTIVES

Zurich Money Funds is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high quality short-term money market instruments consistent with its specific objective as outlined below.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

--------------------------------------------------------------------------------
ZURICH MONEY MARKET FUND
--------------------------------------------------------------------------------

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in high quality short-term securities from many types of issuers, such as the U.S. Government and corporations.

--------------------------------------------------------------------------------
ZURICH GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

--------------------------------------------------------------------------------
ZURICH TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high quality tax-exempt municipal securities.

performance summary
 ZURICH MONEY MARKET FUND

YIELD COMPARISON
Zurich Money Market Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]

                                                                              FUND YIELD VS. FIRST TIER MONEY FUND AVERAGE
                                                                         FUND YIELD               FIRST TIER MONEY MARKET FUNDS
                                                                         ----------               -----------------------------
8/6/99                                                                      4.73                               4.41
                                                                            4.76                               4.41
                                                                            4.88                               4.46
                                                                            4.93                               4.48
                                                                            4.92                               4.54
                                                                            4.99                               4.58
                                                                            4.98                               4.60
                                                                            4.99                               4.63
                                                                            5.08                               4.65
                                                                            5.11                               4.67
                                                                            5.15                               4.70
                                                                            5.18                               4.73
                                                                            5.22                               4.76
                                                                            5.26                               4.80
                                                                            5.39                               4.80
                                                                            5.43                               4.86
                                                                            5.47                               4.91
                                                                            5.49                               4.97
                                                                            5.50                               5.00
                                                                            5.62                               5.06
                                                                            5.63                               5.12
                                                                            5.67                               5.16
                                                                            5.67                               5.05
                                                                            5.64                               5.16
                                                                            5.62                               5.14
1/28/00                                                                     5.60                               5.11

COMPETITIVE RANKING
The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/00. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.

            LIPPER RANKING

Top Fund   #1 of 43 funds     20 years
--------------------------------------

Top 10%    #13 of 134 funds   10 years
--------------------------------------

Top 9%     #21 of 225 funds    5 years
--------------------------------------

Top 6%     #20 of 347 funds     1 year


10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Money Market Fund over the past 10 fiscal years with all dividends reinvested. The returns shown are historical and do not guarantee future performance.



                                                                          10-YEAR PERFORMANCE
                                                                          -------------------
1/31/90                                                                          10000
                                                                                 10750
                                                                                 11396
                                                                                 11769
                                                                                 12135
                                                                                 12618
                                                                                 13333
                                                                                 14028
                                                                                 14799
                                                                                 15556
                                                                                 16327
1/31/00                                                                          16404

 ZURICH GOVERNMENT MONEY FUND

YIELD COMPARISON
Zurich Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]

                                                                              FUND YIELD VS. GOVERNMENT MONEY FUND AVERAGE
                                                                         FUND YIELD               GOVERNMENT MONEY FUND AVERAGE
                                                                         ----------               -----------------------------
8/6/99                                                                      4.58                               4.31
                                                                            4.60                               4.29
                                                                            4.63                               4.33
                                                                            4.66                               4.32
                                                                            4.74                               4.45
                                                                            4.76                               4.48
                                                                            4.82                               4.49
                                                                            4.81                               4.47
                                                                            4.88                               4.48
                                                                            4.87                               4.52
                                                                            4.80                               4.50
                                                                            4.91                               4.52
                                                                            4.95                               4.51
                                                                            4.91                               4.57
                                                                            4.99                               4.57
                                                                            4.93                               4.63
                                                                            5.04                               4.71
                                                                            5.11                               4.80
                                                                            5.16                               4.77
                                                                            5.16                               4.80
                                                                            5.26                               4.81
                                                                            5.33                               4.82
                                                                            5.30                               4.49
                                                                            5.29                               4.83
                                                                            5.30                               4.85
1/28/00                                                                     5.31                               4.84

COMPETITIVE RANKING
The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/00. The category used for comparison is the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.


           LIPPER RANKING

Top 6%   #2 of 32 funds     15 years
------------------------------------

Top 6%   #3 of 51 funds     10 years
------------------------------------

Top 7%   #6 of 92 funds      5 years
------------------------------------

Top 9%   #11 of 126 funds     1 year


10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Government Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.

ZURICH MONEY FUNDS PERFORMANCE SUMMARY, CONTINUED


PERFORMANCE GRAPHS

                                                                          10-YEAR PERFORMANCE
                                                                          -------------------
1/31/90                                                                          10000
                                                                                 10737
                                                                                 11365
                                                                                 11769
                                                                                 12112
                                                                                 12592
                                                                                 13310
                                                                                 14002
                                                                                 14747
                                                                                 15509
                                                                                 16253
1/31/00                                                                          16326

 ZURICH TAX-FREE MONEY FUND

YIELD COMPARISON
Zurich Tax-Free Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Zurich Tax-Free Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]

                                                                              FUND YIELD VS. TAX-FREE MONEY FUND AVERAGE
                                                                         FUND YIELD                TAX-FREE MONEY FUND AVERAGE
                                                                         ----------                ---------------------------
8/6/99                                                                      2.81                               2.50
                                                                            2.80                               2.41
                                                                            2.86                               2.53
                                                                            2.95                               2.54
                                                                            3.04                               2.58
                                                                            3.03                               2.53
                                                                            3.00                               2.54
                                                                            3.11                               2.72
                                                                            3.24                               2.95
                                                                            3.23                               2.93
                                                                            3.03                               2.66
                                                                            3.12                               2.69
                                                                            3.17                               2.72
                                                                            3.22                               2.79
                                                                            3.20                               2.75
                                                                            3.34                               2.90
                                                                            3.45                               3.02
                                                                            3.47                               3.08
                                                                            3.45                               2.90
                                                                            3.30                               2.74
                                                                            3.44                               3.01
                                                                            3.78                               3.48
                                                                            4.07                               3.88
                                                                            3.35                               2.79
                                                                            3.13                               2.55
1/28/00                                                                     3.16                               2.62

COMPETITIVE RANKING
The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/00. The category used for comparison is the Lipper Tax-Exempt Money Market Fund category. Rankings are historical and do not guarantee future performance.

            LIPPER RANKING

Top 9%     #7 of 74 funds     10 years
--------------------------------------

Top 7%     #8 of 111 funds     5 years
--------------------------------------

Top 8%     #11 of 136 funds     1 year
--------------------------------------


10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Tax-Free Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.


performance graphs

                                                                          10-YEAR PERFORMANCE
                                                                          -------------------
1/31/90                                                                          10000
                                                                                 10527
                                                                                 10995
                                                                                 11306
                                                                                 11562
                                                                                 11874
                                                                                 12317
                                                                                 12727
                                                                                 13164
                                                                                 13600
                                                                                 14005
1/31/00                                                                          14044

------------------------------------------------------------------------------
VARIABLES AFFECTING PERFORMANCE
------------------------------------------------------------------------------

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

------------------------------------------------------------------------------
MONETARY POLICY
------------------------------------------------------------------------------

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

------------------------------------------------------------------------------
INTEREST RATES
------------------------------------------------------------------------------

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

------------------------------------------------------------------------------
AVERAGE LENGTH OF MATURITY
------------------------------------------------------------------------------
Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

6

PERFORMANCE REVIEW

--------------------------------------------------------------------------------
 AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI
--------------------------------------------------------------------------------

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF ZURICH MONEY FUNDS. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY. THE FOLLOWING IS MR. RACHWALSKI'S REVIEW OF THE ECONOMIC CONDITIONS AND FUND RESULTS DURING THE REPORT PERIOD AND WHAT MAY HAPPEN IN THE MONTHS AHEAD.
--------------------------------------------------------------------------------

Over the past six months, we saw very strong U.S. economic conditions with growth above 5%. In addition, the economies in both Europe and Asia appeared to be on the recovery platform, which meant reasonable growth in exports, keeping the U.S. economy strong. The unemployment rate in the U.S. continued to decline and consumer confidence continued to rise. This prompted the Federal Reserve Board ("the Fed") to raise interest rates .25% on three separate occasions last year to help stabilize the financial markets and economic conditions.

As a result, we took a defensive position with the Funds by keeping average maturity relatively short, to take advantage of additional rate increases as they occurred. Because of the uncertainties associated with the calendar change to a new millennium, including mass concern whether or not systems would function normally, we felt that we should be less aggressive. Therefore, we positioned the Funds in order to provide liquidity for investors when and if they needed it.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The
The manager's views are subject to change at any time, based on market and other conditions.

As 1999 came to a close, it became clear the Fund would have sufficient liquidity to meet demand. Also the market was reacting appropriately without a lot of safety concerns, especially given that the Fed provided whatever liquidity the market needed to function routinely in the final months of 1999. Therefore, the Funds took advantage of income incentives being offered for extending maturities into the new year, which were very attractive in both taxable and tax-exempt issues.

Considering this information, we plan to continue with our slightly defensive positioning and will manage each of the Funds so that we continue to offer you attractive yield potential with a high degree of stability, making the funds an excellent place for you to invest.

--------------------------------------------------------------------------------

8

TERMS TO KNOW
--------------------------------------------------------------------------------
7-DAY AVERAGE
YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

FEDERAL FUNDS
("FED FUNDS")           Commercial banks are required to keep these funds on
                        deposit at the Federal Reserve Bank in their district.
                        In order to meet these reserve requirements, occasionally commercial banks need to borrow funds.
                        These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market". The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

PORTFOLIO COMPOSITION

------------------------------------------------
ZURICH MONEY MARKET FUND            On 1/31/00*
------------------------------------------------
- Certificates of deposit                8%
------------------------------------------------
- Commercial paper                      63%
------------------------------------------------
- Short-term and Medium-term            29%
notes
------------------------------------------------
Total                                  100%
   WEIGHTED AVERAGE MATURITY+
Zurich Money Market Fund           25 days
------------------------------------------------
First Tier Money Fund Average      48 days

                  [PIE CHART]
                   On 1/31/00

------------------------------------------------
ZURICH GOVERNMENT MONEY FUND        On 1/31/00*
------------------------------------------------
- Federal agencies                      71%
------------------------------------------------
- Repurchase Agreements                 29%
------------------------------------------------
Total                                  100%
    WEIGHTED AVERAGE MATURITY+
Zurich Government Money Fund       24 days
------------------------------------------------
Government Money Fund Average      47 days

                  [PIE CHART]
                   On 1/31/00

------------------------------------------------
ZURICH TAX-FREE MONEY FUND          On 1/31/00*
------------------------------------------------
- Tax-exempt commercial paper           53%
------------------------------------------------
- Variable rate demand notes            47%
------------------------------------------------
Total                                  100%
    WEIGHTED AVERAGE MATURITY+
Zurich Tax-Free Money Fund         28 days
------------------------------------------------
Tax-Free Money Fund Average        42 days

                  [PIE CHART]
                   On 1/31/00

* Portfolio composition and holdings are subject to change.

+ The Funds are compared to their respective IBC Financial Data category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 1/25/00.

10

ZURICH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
January 31, 2000 (unaudited)

 --------------------------------------------------------------------------
                                            PRINCIPAL
 COMMERCIAL PAPER -- 62.5%                   AMOUNT          VALUE
 --------------------------------------------------------------------------
 Ace Overseas Corp., 5.86%, 03/10/2000     $25,000,000   $   24,846,944
 --------------------------------------------------------------------------
 Ace Overseas Corp., 6.00%, 03/10/2000      25,000,000       24,846,153
 --------------------------------------------------------------------------
 Alpine Securitization Corp., 5.71%,        30,000,000       29,971,500
 02/07/2000
 --------------------------------------------------------------------------
 Alpine Securitization Corp., 5.71%,        20,000,000       19,974,667
 02/09/2000
 --------------------------------------------------------------------------
 Alpine Securitization Corp., 6.00%,        40,000,000       39,941,500
 02/10/2000
 --------------------------------------------------------------------------
 American General Finance, 6.11%,           45,000,000       44,880,200
 02/17/2000
 --------------------------------------------------------------------------
 American General Corp., 6.01%,             40,000,000       39,750,467
 03/10/2000
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 5.72%,            20,000,000       19,974,667
 02/09/2000
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 5.71%,            20,000,000       19,974,667
 02/09/2000
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 6.20%,            10,000,000        9,982,972
 02/11/2000
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 5.75%,            10,000,000        9,977,717
 02/15/2000
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 5.75%,            10,000,000        9,972,942
 02/18/2000
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 6.10%,            25,000,000       24,800,000
 03/20/2000
 --------------------------------------------------------------------------
 Associates Corp of North America, 6.02%,
 03/02/2000                                 25,000,000       24,876,458
 --------------------------------------------------------------------------
 Atlantis One Funding Corp., 6.07%,         15,000,000       14,977,688
 02/10/2000
 --------------------------------------------------------------------------
 Banco de Galicia y Buenos Aires, 6.33%,
 02/24/2000                                 25,000,000       24,900,174
 --------------------------------------------------------------------------
 Banco del Istmo S.A., 6.17%, 02/18/2000    10,000,000        9,971,431
 --------------------------------------------------------------------------
 Banco del Istmo S.A., 6.13%, 04/12/2000    10,000,000        9,882,653
 --------------------------------------------------------------------------
 Banco del Istmo S.A., 6.13%, 04/19/2000    10,000,000        9,871,083
 --------------------------------------------------------------------------
 Banco del Istmo S.A., 6.12%, 06/15/2000    10,000,000        9,856,450
 --------------------------------------------------------------------------
 Banco Itau S.A., 6.14%, 06/15/2000         20,000,000       19,553,750
 --------------------------------------------------------------------------
 Banco Rio de la Plata S.A., 6.02%,         25,000,000       24,847,632
 03/09/2000
 --------------------------------------------------------------------------
 Bank of Novia Scotia, 5.83%, 02/03/2000    40,000,000       40,000,000
 --------------------------------------------------------------------------
 Banque National de Paris, 5.82%,           10,000,000        9,945,506
 03/06/2000
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 --------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
 --------------------------------------------------------------------------
 Barton Capital Corp., 6.08%, 02/25/2000   $15,000,000   $   14,940,000
 --------------------------------------------------------------------------
 Barton Capital Corp., 6.13%, 02/25/2000    40,000,000       39,838,667
 --------------------------------------------------------------------------
 Barton Capital Corp., 6.08%, 02/25/2000    25,000,000       24,900,000
 --------------------------------------------------------------------------
 Baxter International Inc., 6.01%,          10,000,000        9,988,625
 02/08/2000
 --------------------------------------------------------------------------
 Beta Finance, Inc., 6.00%, 02/10/2000      10,000,000        9,985,375
 --------------------------------------------------------------------------
 Beta Finance, Inc., 5.98%, 03/20/2000      25,000,000       24,806,667
 --------------------------------------------------------------------------
 British Gas Capital, Inc., 5.96%,          40,000,000       39,691,733
 03/20/2000
 --------------------------------------------------------------------------
 California Pollution Control Financing     40,000,000       40,000,000
 Authority, 5.53%, 02/04/2000
 --------------------------------------------------------------------------
 Centric Capital Corp., 5.77%, 02/24/2000   50,000,000       49,816,319
 --------------------------------------------------------------------------
 Centric Capital Corp., 6.01%, 02/29/2000   20,000,000       19,907,911
 --------------------------------------------------------------------------
 China Merchants, 6.16%, 02/25/2000         25,000,000       24,899,500
 --------------------------------------------------------------------------
 Citicorp, 6.06%, 02/08/2000                40,000,000       39,953,333
 --------------------------------------------------------------------------
 COFCO Capital Corp., 6.14%, 03/14/2000     25,000,000       24,823,542
 --------------------------------------------------------------------------
 Corporate Asset Funding Co., 6.14%,        20,000,000       19,996,650
 02/02/2000
 --------------------------------------------------------------------------
 Corporate Asset Funding Co., 5.64%,        30,000,000       29,953,083
 02/11/2000
 --------------------------------------------------------------------------
 Corporate Receivables Corp., 6.02%,        30,000,000       29,965,292
 02/08/2000
 --------------------------------------------------------------------------
 CSW Credit Corp., 6.05%, 02/11/2000        20,000,000       19,967,056
 --------------------------------------------------------------------------
 CXC Inc., 5.97%, 02/03/2000                25,000,000       24,991,805
 --------------------------------------------------------------------------
 Duke Capital Corp., 6.03%, 02/10/2000      25,000,000       24,963,313
 --------------------------------------------------------------------------
 Duke University, 5.93%, 03/06/2000         27,450,000       27,297,561
 --------------------------------------------------------------------------
 Enterprise Funding Corp., 6.12%,           25,000,000       24,933,333
 02/17/2000
 --------------------------------------------------------------------------
 Enterprise Funding Corp., 6.11%,           15,000,000       14,897,158
 03/13/2000
 --------------------------------------------------------------------------
 Falcon Asset Securitization Corp.,         10,000,000        9,998,327
 6.08%, 02/02/2000
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

12

 --------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
 --------------------------------------------------------------------------
 Falcon Asset Securitization Corp.,
 5.72%, 02/16/2000                         $10,000,000   $    9,976,250
 --------------------------------------------------------------------------
 Forrestal Funding, 5.86%, 02/22/2000       15,000,000       14,948,900
 --------------------------------------------------------------------------
 Forrestal Funding, 6.08%, 03/06/2000       30,000,000       29,830,000
 --------------------------------------------------------------------------
 Fortis Finance Inc., 6.26%, 02/04/2000     35,000,000       34,982,063
 --------------------------------------------------------------------------
 Fountain Square, 6.11%, 02/01/2000         20,000,000       20,000,000
 --------------------------------------------------------------------------
 Fountain Square, 6.23%, 02/16/2000         15,000,000       14,962,375
 --------------------------------------------------------------------------
 Four Winds Funding Corp., 6.08%,           40,000,000       39,959,867
 02/07/2000
 --------------------------------------------------------------------------
 Four Winds Funding Corp., 5.74%,           30,000,000       29,899,900
 02/22/2000
 --------------------------------------------------------------------------
 Four Winds Funding Corp., 5.77%,           15,000,000       14,949,688
 02/22/2000
 --------------------------------------------------------------------------
 Four Winds Funding Corp., 6.14%,           50,000,000       49,630,278
 03/16/2000
 --------------------------------------------------------------------------
 Galaxy Funding Corp., 6.13%, 03/23/2000    35,000,000       34,701,508
 --------------------------------------------------------------------------
 GE Capital Corp., 6.09%, 02/08/2000        20,000,000       19,976,783
 --------------------------------------------------------------------------
 Giro Funding Corp., 6.08%, 02/07/2000      25,000,000       24,974,917
 --------------------------------------------------------------------------
 Giro Funding Corp., 5.75%, 02/07/2000      25,000,000       24,976,167
 --------------------------------------------------------------------------
 Giro Funding Corp., 6.16%, 02/24/2000      15,000,000       14,942,117
 --------------------------------------------------------------------------
 Girsa Funding Corp., 6.13%, 04/24/2000     27,500,000       27,122,753
 --------------------------------------------------------------------------
 GMAC Mortgage Corp. of Pennsylvania,
 5.91%, 02/01/2000                          50,000,000       50,000,000
 --------------------------------------------------------------------------
 Goldman Sachs Group, L.P., 6.21%,          45,000,000       45,000,000
 02/03/2000
 --------------------------------------------------------------------------
 Goldman Sachs Group, L.P., 5.82%,          20,000,000       20,000,000
 02/22/2000
 --------------------------------------------------------------------------
 Goldman Sachs Group, L.P., 6.24%,          25,000,000       24,795,000
 03/20/2000
 --------------------------------------------------------------------------
 Hylsa, S.A. de C.V., 6.00%, 02/17/2000     30,000,000       29,922,000
 --------------------------------------------------------------------------
 International Securitization Corp.,
 5.74%, 02/16/2000                          15,000,000       14,964,250
 --------------------------------------------------------------------------
 International Securitization Corp.,
 5.76%, 02/17/2000                          25,000,000       24,936,333
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 --------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
 --------------------------------------------------------------------------
 International Securitization Corp.,
 5.77%, 02/18/2000                         $20,000,000   $   19,945,694
 --------------------------------------------------------------------------
 International Securitization Corp.,
 5.76%, 02/23/2000                          35,000,000       34,877,442
 --------------------------------------------------------------------------
 Intrepid Funding Master Trust, 6.00%,      40,000,000       39,818,311
 02/29/2000
 --------------------------------------------------------------------------
 Kitty Hawk Funding Corp., 6.07%,           20,000,000       19,979,967
 02/07/2000
 --------------------------------------------------------------------------
 Kitty Hawk Funding Corp., 5.95%,           15,000,000       14,980,433
 02/09/2000
 --------------------------------------------------------------------------
 Kitty Hawk Funding Corp., 6.00%,            9,000,000        8,986,838
 02/10/2000
 --------------------------------------------------------------------------
 Kitty Hawk Funding Corp., 6.22%,           15,000,000       14,941,063
 02/24/2000
 --------------------------------------------------------------------------
 Knight Ridder Inc., 6.04%, 02/09/2000      34,000,000       33,955,422
 --------------------------------------------------------------------------
 Moat Funding, LLC, 5.92%, 02/07/2000       25,000,000       24,976,042
 --------------------------------------------------------------------------
 Moat Funding, LLC, 6.07%, 02/14/2000       15,000,000       14,967,663
 --------------------------------------------------------------------------
 Mont Blanc Capital Corp., 6.09%,           25,000,000       24,970,979
 02/08/2000
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp., 6.08%,           20,000,000       19,953,722
 02/15/2000
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp., 5.74%,           17,989,000       17,948,984
 02/15/2000
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp., 6.13%,           10,000,000        9,975,000
 02/16/2000
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp., 6.14%,           10,000,000        9,973,244
 02/17/2000
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp., 6.12%,           20,000,000       19,862,650
 03/13/2000
 --------------------------------------------------------------------------
 Morgan Stanley, 6.25%, 03/28/2000          25,000,000       24,760,833
 --------------------------------------------------------------------------
 Moriarty Ltd., 5.83%, 02/03/2000           15,000,000       14,995,166
 --------------------------------------------------------------------------
 Moriarty Ltd., 6.16%, 03/17/2000           40,000,000       39,696,500
 --------------------------------------------------------------------------
 New Center Asset Trust I, 6.05%,           40,000,000       39,933,556
 02/11/2000
 --------------------------------------------------------------------------
 New Hampshire, Industrial Development      35,000,000       35,000,000
 Authority, 5.55%, 02/04/2000
 --------------------------------------------------------------------------
 Nordbanken North America, Inc., 5.97%,
 02/01/2000                                 25,000,000       25,000,000
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

14

 --------------------------------------------------------------------------
                                           PRINCIPAL
                                             AMOUNT          VALUE
 --------------------------------------------------------------------------
 Nordbanken North America, Inc., 6.04%,
 03/06/2000                                $20,000,000   $   19,888,744
 --------------------------------------------------------------------------
 Oakland-Alameda County Coliseum            25,000,000       25,000,000
 Authority, 5.55%, 02/04/2000
 --------------------------------------------------------------------------
 Oakland-Alameda County Pollution Control
 Financing Authority, 5.50%, 02/04/2000     30,000,000       30,000,000
 --------------------------------------------------------------------------
 Old Line Funding Corp., 5.71%,             10,026,000       10,011,713
 02/10/2000
 --------------------------------------------------------------------------
 Old Line Funding Corp., 5.77%,             20,000,000       19,948,889
 02/17/2000
 --------------------------------------------------------------------------
 Park Avenue Receivables, 5.72%,            10,000,000        9,976,250
 02/16/2000
 --------------------------------------------------------------------------
 Park Avenue Receivables, 5.98%,            25,000,000       24,939,063
 02/16/2000
 --------------------------------------------------------------------------
 Park Avenue Receivables, 5.93%,            10,000,000        9,972,375
 02/18/2000
 --------------------------------------------------------------------------
 Petrobras Inc. Finance Co., 6.14%,         25,000,000       24,821,995
 03/15/2000
 --------------------------------------------------------------------------
 Petrobras Inc. Finance Co., 5.92%,         20,000,000       19,857,596
 03/15/2000
 --------------------------------------------------------------------------
 Preferred Receivables Funding Corp.,       50,000,000       49,829,667
 5.86%, 02/22/2000
 --------------------------------------------------------------------------
 Preferred Receivables Funding Corp.,       10,000,000        9,956,875
 5.78%, 02/28/2000
 --------------------------------------------------------------------------
 Receivables Capital Corp., 5.62%,          25,000,000       24,964,938
 02/10/2000
 --------------------------------------------------------------------------
 Receivables Capital Corp., 6.03%,          20,000,000       19,954,189
 02/15/2000
 --------------------------------------------------------------------------
 Rincon Securities Inc., 6.09%,             10,000,000        9,995,000
 02/04/2000
 --------------------------------------------------------------------------
 Royal Bank of Scotland, 6.04%,             40,000,000       39,894,933
 02/17/2000
 --------------------------------------------------------------------------
 Sheffield Receivables Corp., 6.02%,        20,000,000       19,990,100
 02/04/2000
 --------------------------------------------------------------------------
 Sheffield Receivables Corp., 5.86%,        25,000,000       24,975,625
 02/07/2000
 --------------------------------------------------------------------------
 Sinochem American CP Inc., 6.06%,          10,000,000        9,988,333
 02/08/2000
 --------------------------------------------------------------------------
 Sinochem American CP Inc., 6.04%,          30,000,000       29,831,417
 03/06/2000
 --------------------------------------------------------------------------
 Spintab AB, 6.06%, 03/14/2000              40,000,000       39,724,667
 --------------------------------------------------------------------------
 Superior Funding Corp., 6.13%,             40,000,000       39,939,500
 02/10/2000
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 --------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
 --------------------------------------------------------------------------
 Superior Funding Corp., 5.72%,            $45,000,000   $   44,907,375
 02/14/2000
 --------------------------------------------------------------------------
 SwedBank Inc., 6.07%, 02/14/2000           50,000,000       49,892,569
 --------------------------------------------------------------------------
 SwedBank Inc., 5.74%, 02/18/2000           14,295,000       14,256,388
 --------------------------------------------------------------------------
 Sweetwater Capital Corp., 5.76%,           10,000,000        9,984,028
 02/11/2000
 --------------------------------------------------------------------------
 Sweetwater Capital Corp., 5.74%,           35,000,000       34,905,461
 02/18/2000
 --------------------------------------------------------------------------
 Thunder Bay Funding, Inc., 5.79%,          10,000,000        9,953,681
 03/01/2000
 --------------------------------------------------------------------------
 Texas, Brazos River Authority, 6.09%,      40,000,000       40,000,000
 02/08/2000
 --------------------------------------------------------------------------
 Toronto-Dominion Holdings, 5.96%,          45,000,000       44,977,875
 02/04/2000
 --------------------------------------------------------------------------
 Unibanco-Grand Cayman, 6.14%, 04/18/2000   40,000,000       39,490,089
 --------------------------------------------------------------------------
 US Bank N.A., 6.05%, 04/25/2000            25,000,000       25,000,000
 --------------------------------------------------------------------------
 US West Communications, 5.66%,             14,100,000       14,086,723
 02/07/2000
 --------------------------------------------------------------------------
 Xerox Capital PLC, 5.56%, 02/04/2000       10,000,000        9,995,375
 --------------------------------------------------------------------------
 Xerox Capital PLC, 5.63%, 02/10/2000       75,000,000       74,894,625
 --------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER
   (COST: $3,158,849,187)                                 3,158,849,187

 --------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT -- 8.2%
 --------------------------------------------------------------------------
 Allfirst Bank, 5.75%*, 02/16/2000          35,000,000       34,990,120
 --------------------------------------------------------------------------
 Allfirst Bank, 5.78%*, 02/29/2000          25,000,000       24,992,660
 --------------------------------------------------------------------------
 Allfirst Bank, 6.18%*, 03/07/2000          45,000,000       44,989,461
 --------------------------------------------------------------------------
 BankBoston N.A., 6.03%*, 04/18/2000        45,000,000       45,000,000
 --------------------------------------------------------------------------
 Bank of Montreal, 5.90%*, 02/01/2000       50,000,000       49,995,706
 --------------------------------------------------------------------------
 Canadian Imperial Bank, 5.91%*,            40,000,000       39,994,560
 04/07/2000
 --------------------------------------------------------------------------
 National Bank of Canada, 6.09%*,           45,000,000       44,982,264
 02/22/2000
 --------------------------------------------------------------------------
 National City Bank of Cleveland, 5.76%*,
 02/22/2000                                 20,000,000       20,004,330
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

16

 --------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
 --------------------------------------------------------------------------
 Old Kent Bank, 5.94%*, 02/01/2000         $75,000,000   $   74,989,016
 --------------------------------------------------------------------------
 Royal Bank of Canada, 5.89%*, 02/01/2000   35,000,000       34,996,505

 --------------------------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOSIT
   (COST: $414,934,622)                                     414,934,622

---------------------------------------------------------------------------
  SHORT-TERM AND MEDIUM-TERM NOTES -- 29.3%
---------------------------------------------------------------------------
 American Express Centurion Bank, 5.78%*,
 02/15/2000                                 10,000,000       10,000,000
 --------------------------------------------------------------------------
 American Express Centurion Bank, 5.78%*,
 02/18/2000                                 20,000,000       20,000,000
 --------------------------------------------------------------------------
 American Express Centurion Bank, 5.78%*,
 02/22/2000                                 10,000,000       10,000,000
 --------------------------------------------------------------------------
 American Honda Finance Corp., 6.13%*,
 03/22/2000                                 30,000,000       29,998,385
 --------------------------------------------------------------------------
 AmSouth Bank, 5.72%*, 02/03/2000           20,000,000       19,992,554
 --------------------------------------------------------------------------
 AmSouth Bank, 5.82%*, 02/11/2000           25,000,000       24,998,689
 --------------------------------------------------------------------------
 AmSouth Bank, 6.12%*, 03/11/2000           40,000,000       40,000,000
 --------------------------------------------------------------------------
 Anheuser-Busch Cos. Inc., 5.68%*,          40,000,000       39,986,737
 02/16/2000
 --------------------------------------------------------------------------
 Baltimore Gas & Electric, 5.88%*,          20,000,000       20,000,000
 02/14/2000
 --------------------------------------------------------------------------
 Bank of America, 5.75%*, 02/03/2000        50,000,000       50,000,000
 --------------------------------------------------------------------------
 BankOne Corp. 6.24%*, 02/04/2000           10,000,000        9,999,508
 --------------------------------------------------------------------------
 BankOne Corp. 6.03%*, 04/05/2000           40,000,000       39,986,800
 --------------------------------------------------------------------------
 Capital One Funding Corp., 5.94%*,         20,596,000       20,596,000
 02/07/2000
 --------------------------------------------------------------------------
 Capital One Funding Corp., 5.94%*,         19,203,000       19,203,000
 02/07/2000
 --------------------------------------------------------------------------
 Capital One Funding Corp., 5.94%*,         19,300,000       19,300,000
   02/07/2000
 --------------------------------------------------------------------------
 Capital One Funding Corp., 5.94%*,         26,641,000       26,641,000
 02/07/2000
 --------------------------------------------------------------------------
 Caterpillar Financial Services Corp.,
 6.06%*, 02/11/2000                         20,000,000       20,000,282
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 --------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
 --------------------------------------------------------------------------
 Caterpillar Financial Services Corp.,
 6.07%*, 02/16/2000                        $25,000,000   $   24,997,249
 --------------------------------------------------------------------------
 Chrysler Financial Co. LLC, 5.89%*,        10,000,000       10,000,000
 02/16/2000
 --------------------------------------------------------------------------
 Chrysler Financial Co. LLC, 5.77%*,        15,000,000       14,999,891
 02/16/2000
 --------------------------------------------------------------------------
 Comerica Bank, 5.65%*, 02/03/2000          45,000,000       44,997,486
 --------------------------------------------------------------------------
 Comerica Bank, 5.73%*, 02/14/2000          35,000,000       34,986,970
 --------------------------------------------------------------------------
 Daimler Chrysler NA Holding, 5.69%*,
 02/01/2000                                 50,000,000       49,974,323
 --------------------------------------------------------------------------
 Federal Home Loan Bank, 5.55%*,            10,000,000        9,999,116
 02/01/2000
 --------------------------------------------------------------------------
 Fleet National Bank, 6.34%*, 02/15/2000    50,000,000       50,017,996
 --------------------------------------------------------------------------
 Ford Motor Credit Co., 6.04%*,             30,000,000       29,986,784
 02/18/2000
 --------------------------------------------------------------------------
 Ford Motor Credit Co., 6.17%*,             15,000,000       14,990,233
 03/30/2000
 --------------------------------------------------------------------------
 General Electric Capital Corp., 5.98%*,
 04/12/2000                                 25,000,000       25,000,000
 --------------------------------------------------------------------------
 Harris Trust & Savings Bank, 5.66%*,       40,000,000       39,997,207
 02/01/2000
 --------------------------------------------------------------------------
 Household Finance Corp., 5.86%*,           15,000,000       15,001,090
 02/10/2000
 --------------------------------------------------------------------------
 IBM Corp., 5.07%*, 03/22/2000              15,000,000       14,998,967
 --------------------------------------------------------------------------
 J.P. Morgan & Co., Inc., 6.47%*,           45,000,000       45,000,000
 02/3/2000
 --------------------------------------------------------------------------
 Key Bank, N.A., 5.78%*, 02/08/2000         50,000,000       49,976,967
 --------------------------------------------------------------------------
 Mellon Bank, N.A., 6.10%*, 02/29/2000      55,000,000       54,990,488
 --------------------------------------------------------------------------
 National City Bank of Kentucky, 6.11%*,
 04/07/2000                                 45,000,000       45,020,316
 --------------------------------------------------------------------------
 National Rural Utilities Cooperative       25,000,000       24,998,750
 Finance Corp., 5.89%*, 02/02/2000
 --------------------------------------------------------------------------
 National Rural Utilities Cooperative       25,000,000       24,999,025
 Finance Corp., 6.14%*, 03/25/2000
 --------------------------------------------------------------------------
 Norwest Financial Inc., 5.81%*,            60,000,000       59,978,811
 02/07/2000
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

18

--------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
--------------------------------------------------------------------------
 PNC Bank Corp., 5.80%*, 02/28/2000        $20,000,000   $   20,000,606
 --------------------------------------------------------------------------
 Sanwa Business Credit Co., 6.38%*,         20,000,000       20,001,187
 02/09/2000
 --------------------------------------------------------------------------
 Sanwa Business Credit Co., 6.16%*,         30,000,000       30,003,000
 03/13/2000
 --------------------------------------------------------------------------
 Sigma Finance Inc., 5.76%*, 02/15/2000     20,000,000       20,000,000
 --------------------------------------------------------------------------
 Sigma Finance Inc., 5.80%*, 02/28/2000     20,000,000       20,000,000
 --------------------------------------------------------------------------
 Southern California Edison, 5.91%*,        45,000,000       45,000,000
 02/25/2000
 --------------------------------------------------------------------------
 Student Loan Marketing Association,
 5.81%*, 02/01/2000                         20,000,000       19,974,294
 --------------------------------------------------------------------------
 Texas, General Obligation, 5.80%*,         20,000,000       20,000,000
 02/02/2000
 --------------------------------------------------------------------------
 Transamerica Finance Corp., 6.11%*,        25,000,000       25,000,000
 02/11/2000
 --------------------------------------------------------------------------
 Transamerica Finance Corp., 6.13%*,        45,000,000       45,000,000
 03/01/2000
 --------------------------------------------------------------------------
 US Bank N.A., 5.76%*, 02/21/2000           20,000,000       19,994,464
 --------------------------------------------------------------------------
 Wells Fargo & Co., 6.06%*, 03/29/2000      50,000,000       49,992,639
 --------------------------------------------------------------------------
 Xerox Credit Corp., 6.04%*, 02/08/2000     40,000,000       39,987,486
 --------------------------------------------------------------------------
 TOTAL SHORT-TERM AND MEDIUM-TERM NOTES
 (COST: $1,480,568,300)                                       1,480,568,300
 --------------------------------------------------------------------------
 TOTAL INVESTMENT PORTFOLIO -- 100%
 (COST: $5,054,352,109)(A)                                   $5,054,352,109

    Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) Cost for federal income tax purposes is $5,054,352,109.

 * Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of January 31, 2000. The dates shown represent the demand date or next interest rate change date.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

ZURICH GOVERNMENT MONEY FUND

PORTFOLIO OF INVESTMENTS
January 31, 2000 (unaudited)

 --------------------------------------------------------------------------
                                             PRINCIPAL
 REPURCHASE AGREEMENTS -- 28.6%              AMOUNT         VALUE
 --------------------------------------------------------------------------
 Bear Stearns Cos., Inc. 5.70%,
 02/16/2000, to be repurchased at
 $101,425,000                               $100,000,000   $100,000,000
 --------------------------------------------------------------------------
 Chase Securities, Inc. 5.65%, 02/03/2000
 to be repurchased at $20,040,247             20,000,000     20,000,000
 --------------------------------------------------------------------------
 Chase Securities, Inc. 5.70%, 02/09/2000,
 to be repurchased at $25,081,986             25,000,000     25,000,000
 --------------------------------------------------------------------------
 Chase Securities, Inc. 5.83%, 02/01/2000,
 to be repurchased at $15,002,396             15,000,000     15,000,000
 --------------------------------------------------------------------------
 Merrill Lynch, Inc. 5.70%, 02/02/2000, to
 be repurchased at $30,299,836                15,000,00  0   15,000,000
 --------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
 (COST $190,000,000)(B)                                     190,000,000

----- ----------------------------------------------------------------------
 SHORT-TERM AND MEDIUM-TERM NOTES -- 71.4%
----------------------------------------------------------------------------
 Federal Farm Credit Bank, 5.60%*,             5,000,000       4,999,984
 02/7/2000
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.45%, 02/24/2000    25,000,000      24,913,031
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.55%*,              10,000,000       9,999,398
 03/17/2000
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 6.01%*,              30,000,000      29,986,332
 09/29/2000
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.05%*, 03/1/2000     6,000,000       6,000,000
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.05%, 03/3/2000      8,000,000       8,000,000
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.55%*, 04/5/2000    26,000,000      25,997,772
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.55%*, 04/7/2000    16,000,000      15,998,586
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.12%, 05/17/2000    10,000,000      10,000,000
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.66%, 07/28/2000    35,000,000      34,991,466
 ----------------------------------------------------------------------------
 Federal Home Loan Bank, 5.67%, 09/21/2000    35,000,000      34,993,418
 ----------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

20

 ----------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT          VALUE
 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.80%,
 02/01/2000                                 $  4,233,000    $  4,233,000
 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.52%,
 02/03/2000                                   10,000,000       9,996,932
 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.46%,
 02/14/2000                                    8,438,000       8,421,363
 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.55%,
 03/15/2000                                   25,500,000      25,330,956
 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.44%,
 03/23/2000                                   50,000,000      49,614,313
 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.58%,
 03/30/2000                                   25,000,000      24,775,452
 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.60%*,
 05/18/2000                                   30,000,000      29,992,984
 ----------------------------------------------------------------------------
 Federal National Mortgage Association,
 5.04%, 02/23/2000                             4,000,000       3,999,906
 ----------------------------------------------------------------------------
 Federal National Mortgage Association,
 5.93%*, 09/6/2000                            10,000,000       9,996,396
 ----------------------------------------------------------------------------
 Overseas Private Investment Corp.,
 6.20%*, 03/15/2000                            3,556,000       3,556,000
 ----------------------------------------------------------------------------
 Overseas Private Investment Corp.,
 6.20%*, 03/15/2000                            4,445,000       4,445,000
 ----------------------------------------------------------------------------
 Overseas Private Investment Corp.,
 6.20%*, 03/15/2000                            1,111,250       1,111,250
 ----------------------------------------------------------------------------
 Overseas Private Investment Corp.,
 6.20%*, 03/15/2000                            3,222,625       3,222,625
 ----------------------------------------------------------------------------
 Student Loan Marketing Association,
 6.20%*, 02/14/2000                           12,000,000      11,999,749
 ----------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 ----------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT          VALUE
 ----------------------------------------------------------------------------
 Student Loan Marketing Association,
 5.46%*, 04/05/2000                         $ 14,000,000    $ 13,998,801
 ----------------------------------------------------------------------------
 Student Loan Marketing Association,
 6.20%* 08/01/2000                            10,000,000       9,997,671
 ----------------------------------------------------------------------------
 Student Loan Marketing Association,
 5.81%*, 03/07/2001                           54,550,000      54,465,449
 ----------------------------------------------------------------------------
 TOTAL SHORT-TERM AND
 MEDIUM-TERM NOTES
 (COST $475,037,834)                                         475,037,834
 ----------------------------------------------------------------------------
 TOTAL INVESTMENT PORTFOLIO -- 100%
 (COST $665,037,834)(a)                                     $665,037,834

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) Cost for federal income tax purposes was $665,037,834.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government Agency Securities.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2000. The dates shown represent the demand date or next interest rate change date.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

22

ZURICH TAX-FREE MONEY FUND

PORTFOLIO OF INVESTMENTS
January 31, 2000 (unaudited)

 ----------------------------------------------------------------------------
 VARIABLE RATE DEMAND                                PRINCIPAL
 SECURITIES*-- 46.7%                                    AMOUNT   VALUE
 ----------------------------------------------------------------------------
 ARIZONA
 ----------------------------------------------------------------------------
 Maricopa County,
 Pollution Control Revenue, 3.25% - 3.60%          $ 6,000,000   $  6,000,000
 ----------------------------------------------------------------------------
 CALIFORNIA
 ----------------------------------------------------------------------------
 California Statewide Communities
 Development Authority, Poinsettia
 Apartments Project, 4.43%                           5,000,000      5,000,000
 ----------------------------------------------------------------------------
 Los Angeles, Harbor Improvement Corp.,
 3.50%                                              11,200,000     11,200,000
 ----------------------------------------------------------------------------
 COLORADO
 ----------------------------------------------------------------------------
 Health Facilities Authority, Convenant
 Retirement Project, 3.30%                           5,000,000      5,000,000
 ----------------------------------------------------------------------------
 Health Facilities Authority, Frasier
 Meadows Manor Project, 3.33%                        3,970,000      3,970,000
 ----------------------------------------------------------------------------
 Health Facilities Authority Bethesda
 Living Center Project, 3.33%                        4,050,000      4,050,000
 ----------------------------------------------------------------------------
 DISTRICT OF COLUMBIA
 ----------------------------------------------------------------------------
 The Washington Home, Inc., 3.35%                    7,525,000      7,525,000
 ----------------------------------------------------------------------------
 FLORIDA
 ----------------------------------------------------------------------------
 Broward County, Industrial Development
 Authority, 3.55%                                    5,770,000      5,770,000
 ----------------------------------------------------------------------------
 Hillsborough County, Industrial
 Development Authority, 3.60%                        4,500,000      4,500,000
 ----------------------------------------------------------------------------
 Orange County, Health Facilities                    7,200,000      7,200,000
 Authority, 3.35%
 ----------------------------------------------------------------------------
 Putnam County, Pollution Control                    1,250,000      1,250,000
 Revenue, 3.25%
 ----------------------------------------------------------------------------
 Sarasota County, Health Facilities                  4,400,000      4,400,000
 Authority, 3.35%
 ----------------------------------------------------------------------------
 University of Northern Florida, 3.25%               5,500,000      5,500,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 ----------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT   VALUE
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 GEORGIA
 ----------------------------------------------------------------------------
 Cartersville, Industrial Development
 Revenue, 3.80%                                    $ 3,600,000   $  3,600,000
 ----------------------------------------------------------------------------
 Fayette County, Educational Facilities
 Authority, 3.30%                                    7,035,000      7,035,000
 ----------------------------------------------------------------------------
 Gainsville-Riverside, Redevelopment
 Authority Revenue, 3.30%                           10,000,000     10,000,000
 ----------------------------------------------------------------------------
 ILLINOIS
 ----------------------------------------------------------------------------
 Development Financial Authority,                   23,945,000     23,945,000
 3.25%-3.50%
 ----------------------------------------------------------------------------
 Health Facilities Authority, 3.33%                  8,180,000      8,180,000
 ----------------------------------------------------------------------------
 Student Assistance Commission, Student
 Loan Revenue, 3.25%                                 6,500,000      6,500,000
 ----------------------------------------------------------------------------
 Chicago, Industrial Development Revenue,            3,400,000      3,400,000
 3.50%
 ----------------------------------------------------------------------------
 Cicero, Industrial Development Revenue,             2,890,000      2,890,000
 3.50%
 ----------------------------------------------------------------------------
 Hillside, Economic Development                      5,520,000      5,520,000
 Authority, 3.50%
 ----------------------------------------------------------------------------
 McHenry, Industrial Development Revenue,            5,500,000      5,500,000
 3.50%
 ----------------------------------------------------------------------------
 Mundelein-MacLean, Industrial
 Development Revenue, 3.60%                          6,500,000      6,500,000
 ----------------------------------------------------------------------------
 Springfield, Industrial Development
 Revenue, 3.50%                                      6,500,000      6,500,000
 ----------------------------------------------------------------------------
 Woodridge, Industrial Development
 Revenue, 3.50%                                      5,100,000      5,100,000
 ----------------------------------------------------------------------------
 Woodstock, Industrial Development
 Revenue, 3.50%                                      5,240,000      5,240,000
 ----------------------------------------------------------------------------
                 INDIANA
 ----------------------------------------------------------------------------
 Ossian, Economic Development Authority,             4,700,000      4,700,000
 3.35%
 ----------------------------------------------------------------------------
 Rockport, Pollution Control Revenue,
 3.25%                                              10,005,000     10,005,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

24

 ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                        AMOUNT   VALUE
 ----------------------------------------------------------------------------
 KENTUCKY
 Lexington-Fayette, Industrial Building
 Revenue, 4.10%                                    $ 3,900,000   $  3,900,000
 ----------------------------------------------------------------------------
 Mason County, East Kentucky Power Co-op,
 3.25%                                              18,000,000     18,000,000
 ----------------------------------------------------------------------------
 Mayfield Multi-City, Lease Revenue
 Bonds, 3.30%                                        4,205,000      4,205,000
 ----------------------------------------------------------------------------
 LOUISIANA
 ----------------------------------------------------------------------------
 Offshore Term Authority, Deepwater Port
 Revenue, 3.60%                                      4,900,000      4,900,000
 ----------------------------------------------------------------------------
 Caddo Parish, Industrial Development
 Board, 3.35%                                        8,500,000      8,500,000
 ----------------------------------------------------------------------------
 MICHIGAN
 ----------------------------------------------------------------------------
 Higher Education Authority, 3.25%                   2,300,000      2,300,000
 ----------------------------------------------------------------------------
 Strategic Fund, Pollution Control
 Revenue, 3.25%                                      4,000,000      4,000,000
 ----------------------------------------------------------------------------
 MISSOURI
 ----------------------------------------------------------------------------
 Environment Improvement & Energy, 3.25%             4,555,000      4,555,000
 ----------------------------------------------------------------------------
 NORTH CAROLINA
 ----------------------------------------------------------------------------
 Wingate University, Educational
 Facilities Authority, 3.30%                        13,380,000     13,380,000
 ----------------------------------------------------------------------------
 NORTH DAKOTA
 ----------------------------------------------------------------------------
 Mercer County, Pollution Control
 Revenue, 3.25%                                      6,400,000      6,400,000
 ----------------------------------------------------------------------------
 NEW MEXICO
 ----------------------------------------------------------------------------
 Belen, Industrial Development Revenue,              4,225,000      4,225,000
 3.50%
 ----------------------------------------------------------------------------
 Farmington, El Paso Electric Co.
 Project, 3.25%                                      6,300,000      6,300,000
 ----------------------------------------------------------------------------
 NEVADA
 ----------------------------------------------------------------------------
 Department of Commerce, 3.40%                       4,900,000      4,900,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 ----------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT   VALUE
 ----------------------------------------------------------------------------
 OHIO
 Portage County, Industrial Development
 Revenue, 3.45%                                    $ 4,700,000   $  4,700,000
 ----------------------------------------------------------------------------
 Water Development Authority, 3.65%                  3,800,000      3,800,000
 ----------------------------------------------------------------------------
 Lorain, Port Authority, 3.50%                       3,500,000      3,500,000
 ----------------------------------------------------------------------------
 PENNSYLVANIA
 ----------------------------------------------------------------------------
 Allentown, Area Hospital Authority,                 6,930,000      6,930,000
 3.35%
 ----------------------------------------------------------------------------
 Lancaster County, Hospital Finance
 Authority, 3.30%                                    5,000,000      5,000,000
 ----------------------------------------------------------------------------
 Philadelphia, Industrial Development
 Authority, 3.35%-4.00%                             13,980,000     13,980,000
 ----------------------------------------------------------------------------
 TENNESSEE
 ----------------------------------------------------------------------------
 Maury County, Saturn Corporation
 Project, 3.35%                                      2,500,000      2,500,000
 ----------------------------------------------------------------------------
 TEXAS
 ----------------------------------------------------------------------------
 Harris County, Health Facilities                    9,000,000      9,000,000
 Authority, 3.70%
 ----------------------------------------------------------------------------
 Texas Small Business Industry
 Development Corp., 3.25%                            9,260,000      9,260,000
 ----------------------------------------------------------------------------
 VERMONT
 ----------------------------------------------------------------------------
  Student Association Corp, Student Loan
 Revenue, 3.75%                                      7,000,000      7,000,000
 ----------------------------------------------------------------------------
 VIRGINIA
 ----------------------------------------------------------------------------
 Loudoun County, Industrial Development
 Authority, 3.40%                                    5,915,000      5,915,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

26

 ----------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT   VALUE
 ----------------------------------------------------------------------------

 WISCONSIN
 Eau Claire, Solid Waste Disposal                  $10,000,000   $ 10,000,000
 Revenue, 3.50%
 ----------------------------------------------------------------------------
 Manitowoc, Industrial Development
 Revenue, 3.50%                                      4,000,000      4,000,000
 ----------------------------------------------------------------------------
 TOTAL VARIABLE RATE DEMAND SECURITIES
 (COST: $357,130,000)                                             357,130,000

 ----------------------------------------------------------------------------
 OTHER SECURITIES -- 53.3%
 ----------------------------------------------------------------------------
 ALABAMA
 ----------------------------------------------------------------------------
 Special Care Facilities Financing
 Authority of Birmingham, 3.80%,
 02/16/2000                                        $ 5,000,000   $  5,000,000
 ----------------------------------------------------------------------------
 ALASKA
 ----------------------------------------------------------------------------
 City of Valdez, ARCO, 3.50%-3.75%,
 02/17/2000 - 04/11/2000                            12,000,000     12,000,000
 ----------------------------------------------------------------------------
 ARIZONA
 ----------------------------------------------------------------------------
 Salt River Project, Agricultural
 Improvement and Power District,
 3.70%-3.85%, 02/09/2000 - 02/14/2000               28,570,000     28,570,000
 ----------------------------------------------------------------------------
 COLORADO
 ----------------------------------------------------------------------------
 Platte River, Power Authority, 3.80%,
 02/17/2000                                         10,000,000     10,000,000
 ----------------------------------------------------------------------------
 FLORIDA
 ----------------------------------------------------------------------------
 Orange City, Health Facilities
 Authority, 3.65%, 02/10/2000                        6,500,000      6,500,000
 ----------------------------------------------------------------------------
 Sunshine State Government Authority,
 3.50%-3.90%, 02/17/2000 - 03/01/2000               21,500,000     21,500,000
 ----------------------------------------------------------------------------
 Orlando, Capital Improvements Authority,
 3.80%, 04/10/2000                                   7,600,000      7,600,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 ----------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT   VALUE
 ----------------------------------------------------------------------------
 GEORGIA
 Monroe County, Georgia Power Company,
 3.70%, 02/18/2000                                 $12,000,000   $ 12,000,000
 ----------------------------------------------------------------------------
 ILLINOIS
 ----------------------------------------------------------------------------
 Educational Facilities Authority,
 3.75%-3.85%, 02/10/2000 - 03/13/2000               21,700,000     21,700,000
 ----------------------------------------------------------------------------
 Health Facilities Authority, 3.75%,
 04/11/2000                                          7,000,000      7,000,000
 ----------------------------------------------------------------------------
 INDIANA
 ----------------------------------------------------------------------------
 Health Facilities Authority, 3.80%,                17,000,000     17,000,000
 02/09/2000
 ----------------------------------------------------------------------------
 Jasper County, Pollution Control
 Revenue, 4.00%, 02/07/2000 - 02/15/2000            15,660,000     15,660,000
 ----------------------------------------------------------------------------
 KENTUCKY
 ----------------------------------------------------------------------------
 Danville, Multi-County Lease Revenue,
 3.85%, 02/10/2000                                  10,000,000     10,000,000
 ----------------------------------------------------------------------------
 Pendleton City, Multi-County Lease
 Revenue, 3.65%-3.80%, 02/08/2000 -
 02/16/2000                                         23,580,000     23,580,000
 ----------------------------------------------------------------------------
 LOUISIANA
 ----------------------------------------------------------------------------
 Public Facilities Authority, 3.60%,                 2,000,000      2,000,000
 04/10/2000
 ----------------------------------------------------------------------------
 Parish of West Baton Rouge, Pollution
 Control Revenue, 3.65%-3.75%, 02/10/2000
 -04/11/2000                                         9,050,000      9,050,000
 ----------------------------------------------------------------------------
 MARYLAND
 ----------------------------------------------------------------------------
 Anne Arundel County, Port Facilities
 Revenue, 3.45%-3.80%, 03/08/2000 -
 03/13/2000                                         18,900,000     18,900,000
 ----------------------------------------------------------------------------
 MICHIGAN
 ----------------------------------------------------------------------------
 Strategic Fund, Continental Aluminum
 Project, 3.75%, 02/10/2000                          4,000,000      4,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

28

 ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                        AMOUNT   VALUE
 ----------------------------------------------------------------------------
 MISSISSIPPI
 Claiborne County, Pollution Control
 Revenue, 3.80%, 03/10/2000                        $ 3,700,000   $  3,700,000
 ----------------------------------------------------------------------------
 NEVADA
 ----------------------------------------------------------------------------
 Las Vegas Valley, Water District, 3.60%,
 04/10/2000                                          8,000,000      8,000,000
 ----------------------------------------------------------------------------
 NEW HAMPSHIRE
 ----------------------------------------------------------------------------
 General Obligation, 3.85%, 03/08/2000              10,000,000     10,000,000
 ----------------------------------------------------------------------------
 NEW YORK
 ----------------------------------------------------------------------------
 Nassau County, Tax Anticipation Note,
 4.75%-4.85%, 04/28/2000 - 08/31/2000                7,500,000      7,525,693
 ----------------------------------------------------------------------------
 OHIO
 ----------------------------------------------------------------------------
 Air Quality Development Authority,
 3.80%, 04/10/2000                                   3,000,000      3,000,000
 ----------------------------------------------------------------------------
 PENNSYLVANIA
 ----------------------------------------------------------------------------
 Allegheny County, Housing,
 3.65%-3.85%, 02/09/2000                            12,600,000     12,600,000
 ----------------------------------------------------------------------------
 Philadelphia, Tax and Revenue
 Anticipation Notes, 4.25%, 06/30/2000               5,800,000      5,817,257
 ----------------------------------------------------------------------------
 SOUTH CAROLINA
 ----------------------------------------------------------------------------
 Public Service Authority,
 3.50%-3.85%, 02/16/2000 - 03/13/2000               16,781,000     16,781,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                        AMOUNT   VALUE
 ----------------------------------------------------------------------------
 TEXAS
 ----------------------------------------------------------------------------
 Municipal Power Agency, 3.60%-3.95%,
 02/09/2000 - 03/23/2000                           $13,500,000   $ 13,500,000
 ----------------------------------------------------------------------------
 Houston, Water & Sewer Authority, 3.85%,
 02/24/2000 - 03/06/2000                             8,000,000      8,000,000
 ----------------------------------------------------------------------------
 Tax and Revenue Anticipation Notes,
 4.50%, 08/31/2000                                  24,600,000     24,708,186
 ----------------------------------------------------------------------------
 Harris County, Health Facilities
 Authority, 3.70%, 03/01/2000                        6,300,000      6,300,000
 ----------------------------------------------------------------------------
 San Antonio, Electric & GA, 3.65%,
 04/11/2000                                          4,000,000      4,000,000
 ----------------------------------------------------------------------------
 UTAH
 ----------------------------------------------------------------------------
 Intermountain Power Agency, 3.60%-3.85%,
 02/08/2000 - 04/11/2000                            33,300,000     33,300,000
 ----------------------------------------------------------------------------
 VIRGINIA
 ----------------------------------------------------------------------------
 Chesterfield County, Industrial
 Development Authority, 3.90%, 02/08/2000            5,300,000      5,300,000
 ----------------------------------------------------------------------------
 Louisa, Industrial Development
 Authority, 3.55%-4.00%, 02/22/2000 -
 03/14/2000                                          7,500,000      7,500,000
 ----------------------------------------------------------------------------
 Peninsula Port, Industrial Development
 Authority, 3.60%, 03/27/2000                        5,135,000      5,135,000
 -------------------------------------------------------------------------------
 TOTAL OTHER SECURITIES
 (COST: $407,227,136)                                             407,227,136
 -------------------------------------------------------------------------------
 TOTAL INVESTMENTS PORTFOLIO -- 100%
 (COST: $764,357,136)(a)                                         $764,357,136

Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a) Cost for federal income tax purposes was $764,357,136.

 * Variable rate demand securities are securities whose yield vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2000, and are payable within five business days.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

30

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES

January 31, 2000 (unaudited)

 -----------------------------------------------------------------------
           ASSETS              MONEY MARKET    GOVERNMENT     TAX-FREE
 -----------------------------------------------------------------------
 Investments in securities,
 at amortized cost            $5,054,352,109   475,037,834   764,357,136
 -----------------------------------------------------------------------
 Repurchase agreements                   --    190,000,000            --
 -----------------------------------------------------------------------
 Cash                                    --            --         65,821
 -----------------------------------------------------------------------
 Receivable for investments              --            --        530,000
 sold
 -----------------------------------------------------------------------
 Interest receivable             15,399,032     3,933,956      4,803,660
 -----------------------------------------------------------------------
 Receivable for Fund shares      21,090,993     1,277,119      2,974,218
 sold
 -----------------------------------------------------------------------
 TOTAL ASSETS                 5,090,842,134    670,248,909   772,730,835
 -----------------------------------------------------------------------
 LIABILITIES
 -----------------------------------------------------------------------
 Due to custodian bank            3,382,250       923,488             --
 -----------------------------------------------------------------------
 Dividends payable                4,633,490       571,302        394,154
 -----------------------------------------------------------------------
 Payable for Fund shares         29,302,392       874,952      2,617,047
 redeemed
 -----------------------------------------------------------------------
 Accrued management fee           1,300,454       244,660        222,100
 -----------------------------------------------------------------------
 Other accrued expenses and
 payables                         2,953,342       488,942        304,097
 -----------------------------------------------------------------------
 TOTAL LIABILITIES               41,571,928     3,103,344      3,537,398
 -----------------------------------------------------------------------
 NET ASSETS AT VALUE          $5,049,270,206   667,145,565   769,193,437
 -----------------------------------------------------------------------

 NET ASSET VALUE
 -----------------------------------------------------------------------
 Shares outstanding           5,049,270,206    667,145,565   769,193,437
 -----------------------------------------------------------------------
 Net asset value, offering
 and redemption price per
 share (Net asset value /
 outstanding shares of
 beneficial interest, no par
 value, unlimited number of
 shares authorized)                   $1.00          1.00           1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 STATEMENT OF OPERATIONS

Six months ended January 31, 2000 (unaudited)

 INVESTMENT INCOME               MONEY MARKET      GOVERNMENT      TAX-FREE
 Interest income                 $146,913,880      19,203,754     14,056,130
 ----------------------------------------------------------------------------
 Expenses:
 Management fee                     6,720,851         916,660      1,017,268
 ----------------------------------------------------------------------------
 Services to shareholders           3,627,752         578,388        376,937
 ----------------------------------------------------------------------------
 Custodian fees                        86,357          29,278         30,098
 ----------------------------------------------------------------------------
 Auditing                              40,881           5,595          6,405
 ----------------------------------------------------------------------------
 Legal                                 10,065           2,073          2,928
 ----------------------------------------------------------------------------
 Trustees' fees and expenses           27,450           4,871         12,993
 ----------------------------------------------------------------------------
 Reports to shareholders              125,000          22,914         23,000
 ----------------------------------------------------------------------------
 Registration fees                    116,388          53,953         32,025
 ----------------------------------------------------------------------------
 Other                                428,769         140,703          6,915
 ----------------------------------------------------------------------------
 Total expenses, before
   expense reductions              11,183,513       1,754,435      1,508,569
 ----------------------------------------------------------------------------
 Expense reductions                   (55,717)         (8,571)        (8,771)
 ----------------------------------------------------------------------------
 Total expenses, after expense
   reductions                      11,127,796       1,745,864      1,499,798
 ----------------------------------------------------------------------------
 NET INVESTMENT INCOME            135,786,084      17,457,890     12,556,332
 ----------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS     $135,786,084      17,457,890     12,556,332
 ----------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

32

 --------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS                        MONEY MARKET
 --------------------------------------------------------------------------

                                          SIX MONTHS
                                            ENDED             YEAR
                                         JANUARY 31,         ENDED
                                             2000           JULY 31,
 INCREASE (DECREASE) IN NET ASSETS       (UNAUDITED)          1999
 --------------------------------------------------------------------------
 OPERATIONS:
 Net investment income                  $  135,786,084      232,624,260
 --------------------------------------------------------------------------
 Distributions to shareholders from net
 investment income                        (135,786,084)    (232,624,260)
 --------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS:
 Proceeds from shares sold               3,982,432,366    8,713,747,186
 --------------------------------------------------------------------------
 Reinvestment of distributions             131,112,459      223,034,726
 --------------------------------------------------------------------------
 Cost of shares redeemed                (4,173,805,558)  (8,365,877,865)
 --------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM FUND
 SHARE TRANSACTIONS AND TOTAL INCREASE
 (DECREASE) IN NET ASSETS                  (60,260,733)     570,904,047


 --------------------------------------------------------------------------
 NET ASSETS
 --------------------------------------------------------------------------
 Beginning of period                     5,109,530,939    4,538,626,892
 --------------------------------------------------------------------------
 END OF PERIOD                          $5,049,270,206    5,109,530,939

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

------------------------------------------------------------------
           GOVERNMENT              TAX-FREE
------------------------------------------------------------------
     SIX MONTHS                     SIX MONTHS
        ENDED           YEAR          ENDED           YEAR
     JANUARY 31,       ENDED       JANUARY 31,       ENDED
        2000          JULY 31,         2000         JULY 31,
     (UNAUDITED)        1999       (UNAUDITED)        1999
------------------------------------------------------------------
       17,457,890     33,081,712     12,556,332     23,615,669
------------------------------------------------------------------
      (17,457,890)   (33,081,712)   (12,556,332)   (23,615,669)
------------------------------------------------------------------
      310,404,888    660,407,000    425,813,534    908,119,338
------------------------------------------------------------------
       16,971,481     31,985,558     12,225,967     22,976,444
------------------------------------------------------------------
     (372,014,615)  (667,480,000)  (464,905,512)  (950,930,278)
------------------------------------------------------------------
      (44,638,246)    24,912,558    (26,866,011)   (19,834,496)
------------------------------------------------------------------
      711,783,811    686,871,253    796,059,448    815,893,944
------------------------------------------------------------------
    $ 667,145,565    711,783,811    769,193,437    796,059,448

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

34

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

 ------------------------------------------------------------------------------
 ZURICH MONEY MARKET FUND
 ------------------------------------------------------------------------------

                         SIX
                        MONTHS
                        ENDED
                       JANUARY                       YEAR ENDED JULY 31,
                       31, 2000   ---------------------------------------------------------
                       (UNAUDITED)   1999       1998        1997        1996        1995
 Net asset
 value, beginning
 of period                $1.00        1.00        1.00        1.00        1.00        1.00
 ------------------------------------------------------------------------------------------
 Net investment income     0.03        0.05        0.05        0.05        0.05        0.05
 ------------------------------------------------------------------------------------------
 Less distributions
 from net
 investment income        (0.03)      (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
 ------------------------------------------------------------------------------------------
 Net asset value,
 end of period            $1.00        1.00        1.00        1.00        1.00        1.00
 ------------------------------------------------------------------------------------------
 TOTAL RETURN (%)       2.71%**        4.89        5.38        5.27        5.34        5.34

 ------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
 ------------------------------------------------------------------------------------------
 Net assets, end
 of period
 ($ thousands)         5,049,270  5,109,531   4,538,627   4,361,935   4,225,775   4,025,098
 ------------------------------------------------------------------------------------------
 Ratio of expenses
 before expense
 reductions (%)           0.44*        0.46        0.48        0.45        0.50        0.52
 ------------------------------------------------------------------------------------------
 Ratio of expenses
 after expense
 reductions (%)           0.43*        0.46        0.48        0.45        0.50        0.52
 ------------------------------------------------------------------------------------------
 Ratio of net
 investment income (%)    5.29*        4.78        5.24        5.14        5.20        5.19

*  Annualized
** Not annualized
Note: Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

--------------------------------------------------------------------------------
 ZURICH GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

                            SIX MONTHS
                              ENDED
                           JANUARY 31,                     YEAR ENDED JULY 31,
                               2000          ------------------------------------------------
                           (UNAUDITED)        1999      1998       1997      1996      1995
 --------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period                 $1.00      1.00      1.00      1.00       1.00      1.00
 --------------------------------------------------------------------------------------------
 Net investment income                0.03      0.05      0.05      0.05       0.05      0.05
 --------------------------------------------------------------------------------------------
 Less distributions
 from net investment
 income                              (0.03)   (0.05)    (0.05)    (0.05)     (0.05)    (0.05)
 --------------------------------------------------------------------------------------------
 Net asset value, end
 of period                           $1.00      1.00      1.00      1.00       1.00      1.00
 --------------------------------------------------------------------------------------------
 TOTAL RETURN (%)                  2.55%**      4.78      5.33      5.26       5.34      5.36

 --------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
 --------------------------------------------------------------------------------------------
 Net assets, end of
 period ($ thousands)              667,146   711,784   686,871   671,139    672,041   603,601
 --------------------------------------------------------------------------------------------
 Ratio of expenses
 before expense
 reductions (%)                      0.50*      0.43      0.43      0.44       0.46      0.46
 --------------------------------------------------------------------------------------------
 Ratio of expenses
 after expense
 reductions (%)                      0.50*      0.43      0.43      0.44       0.46      0.46
 --------------------------------------------------------------------------------------------
 Ratio of net
 investment income (%)               4.97*      4.67      5.20      5.13       5.20      5.21

 * Annualized
** Not annualized

36

--------------------------------------------------------------------------------
ZURICH TAX-FREE MONEY FUND
--------------------------------------------------------------------------------


                        SIX
                       MONTHS
                       ENDED
                       JANUARY
                        31,                    YEAR ENDED JULY 31,
                        2000    -------------------------------------------------
                       (UNAUDITED)   1999    1998      1997      1996      1995
--------------------------------------------------------------------------------
 Net asset value,
 beginning of period    $1.00       1.00       1.00      1.00      1.00      1.00
 --------------------------------------------------------------------------------
 Net investment income   0.02       0.03       0.03      0.03      0.03      0.03
 --------------------------------------------------------------------------------
 Less distributions
 from net investment
 income                 (0.02)     (0.03)     (0.03)    (0.03)    (0.03)    (0.03)
 --------------------------------------------------------------------------------
 Net asset value, end
 of period              $1.00       1.00       1.00      1.00      1.00      1.00
 --------------------------------------------------------------------------------
 TOTAL RETURN (%)      1.65**       2.97       3.46      3.39      3.44      3.53

 --------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
 --------------------------------------------------------------------------------
 Net assets, end of
 period ($ thousands  769,193    796,059    815,894   771,315   729,018   760,143
 --------------------------------------------------------------------------------
 Ratio of expenses
 before expense
 reductions (%)         0.39*       0.36       0.36      0.37      0.39      0.40
 --------------------------------------------------------------------------------
 Ratio of expenses
 after expense
 reductions (%)         0.39*       0.36       0.36      0.37      0.39      0.40
 --------------------------------------------------------------------------------
 Ratio of net
 investment income (%)  3.23*       2.93       3.39      3.33      3.38      3.46

*  Annualized
** Not annualized

NOTES TO
FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
Zurich Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

SECURITY VALUATION. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

38

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Funds are declared as a daily dividend and are distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

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2. TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT AGREEMENT. The Funds have a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pay a monthly investment management fee of 1/12 of the annual rate of .50% of the first $215 million of combined average daily net assets declining to .25% of combined average daily net assets in excess of $800 million. During the six months ended January 31, 2000, the Funds incurred the following management fees:

                                           MANAGEMENT FEE        EFFECTIVE
                 FUND                        IMPOSED($)           RATE(%)
                 ----                      --------------        ---------
Zurich Money Market Fund                      6,720,851             .26
Zurich Government Money Fund                    916,660             .26
Zurich Tax-Free Money Fund                    1,017,268             .26

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the six months ended January 31, 2000, KSvC received shareholder services fees for the Zurich Money Market Fund, the Zurich Government Money Fund and the Zurich Tax-Free Money Fund of $2,577,472, $321,968, and $269,822, respectively, of which $1,512,214, $303,525, and
$164,316, respectively, is unpaid at January 31, 2000.

OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the six months ended January 31, 2000, the Trust made no payments to its officers and incurred trustees' fees of $45,314 to independent trustees.

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3. EXPENSE OFF-SET ARRANGEMENTS
-------------------------------------------------------------------------------
Each Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, Zurich Money Market Fund's, Zurich Government Money Fund's and Zurich Tax-Free Money Fund's custodian and transfer agent fees were reduced by $4,889 and $50,828, $1,577 and $6,994 and $1,020 and $7,751, respectively.

-------------------------------------------------------------------------------
4. LINE OF CREDIT
-------------------------------------------------------------------------------
The Funds and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

TRUSTEES AND OFFICERS

TRUSTEES                     OFFICERS

JOHN W. BALLANTINE           MARK S. CASADY           MAUREEN E. KANE
Trustee                      President                Assistant Secretary

LEWIS A. BURNHAM             PHILLIP J. COLLORA       CAROLINE PEARSON
Trustee                      Vice President and       Assistant Secretary
                             Secretary
LINDA C. COUGHLIN                                     BRENDA LYONS
Trustee                      ANN M. MCCREARY          Assistant Treasury
                             Vice President
DONALD L. DUNAWAY
Trustee                      ROBERT C. PECK, JR.
                             Vice President
ROBERT B. HOFFMAN
Trustee                      KATHRYN L. QUIRK
                             Vice President
DONALD R. JONES
Trustee                      FRANK J. RACHWALSKI, JR.
                             Vice President
THOMAS W. LITTAUER
Trustee and                  LINDA J. WONDRACK
Vice President               Vice President

SHIRLEY D. PETERSON          JOHN R. HEBBLE
Trustee                      Treasurer

WILLIAM P. SOMMERS
Trustee



LEGAL COUNSEL                VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                             222 North LaSalle Street
                             Chicago, IL 60601

SHAREHOLDER SERVICE          KEMPER SERVICE COMPANY
AGENT                        P.O. Box 419066
                             Kansas City, MO 64141-6066

CUSTODIAN                    STATE STREET BANK AND TRUST COMPANY
                             225 Franklin Street
                             Boston, MA 02110

TRANSFER AGENT               INVESTORS FIDUCIARY TRUST COMPANY
                             801 Pennsylvania
                             Kansas City, MO 64105

INDEPENDENT                  ERNST & YOUNG LLP
AUDITORS                     233 South Wacker Drive
                             Chicago, IL 60606

This report must be preceded or
accompanied by a Zurich Money Funds prospectus.

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